                            J. & W. Seligman & Co.
                                 Incorporated



                                                  April 24, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Seligman Portfolios, Inc. (the "Fund")
    Post-Effective Amendment No. 36
    File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

   Filed herewith is an Edgarized filing of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of the Fund filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended and Amendment No. 38 under the Investment Company Act of 1940, as amended. This filing has been marked to show changes from Post-Effective Amendment No. 35 filed on February 28, 2006.

   If you have any questions or comments, please contact the undersigned at
(212) 850-1703.

                                        Very truly yours,

                                        /s/Joseph L. D'Alessandro

                                        Joseph L. D'Alessandro
                                        Vice President
                                        Law & Regulation

JLD/jgm



               100 Park Avenue New York, NY 10017 (212) 850-1864